Risk Report - Credit Risk Management - Focus Areas - Stress-tested Non-recourse CRE Portfolio Stagewise (Detail) - Gross Carrying Amount - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Line Items]
Total	[1]	€ 26,840	€ 29,305
Stage 1	[1]	16,415	18,756
Stage 2	[1]	7,506	7,713
Stage 3	[1]	€ 2,919	€ 2,836
Thereof Stress tested Non Recourse CRE Portfolio by Geography in percent [Abstract]
North America		51.00%	54.00%
Western Europe (including Germany)	[2]	41.00%	39.00%
Asia Pacific		7.00%	7.00%
Stress tested Non Recourse CRE Portfolio by Segment in percent [Abstract]
thereof offices		41.00%	42.00%
North America		23.00%	24.00%
Western Europe (including Germany)	[3]	17.00%	17.00%
Asia Pacific		1.00%	2.00%
thereof residential		13.00%	12.00%
thereof hospitality		12.00%	10.00%
thereof retail		10.00%	10.00%
Weighted average LTV across business units [Abstract]
Investment Bank		64.00%	66.00%
Corporate Bank		57.00%	56.00%
Other Businesses		70.00%	71.00%
Stresstested Nonrecourse CRE Portfolio Provision For Credit Losses [Abstract]
Allowance for credit losses	[4]	€ 744	€ 653
Provision for credit losses	[4]	399	492
Thereof North America		€ 325	€ 400

[1]	Loans at amortized cost
[2]	Germany accounts for ca 8% of the total stress-tested CRE portfolio as of June 30, 2025 and as of December 31, 2024
[3]	Office loans in Germany account for 11% of total office loans in the stress-tested CRE portfolio as of June 30, 2025 and 10% as of December 31, 2024 respectively
[4]	Allowance for Credit Losses and Provision for Credit Losses do not include country risk allowances/provisions.